File Nos. 002-60067 and 811-02781

As filed with the Securities and Exchange Commission on May 31, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	62 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	63 [X]

Templeton Funds
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on June 9, 2017 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 60/61 to the Registrant's registration statement on Form N-1A (PEA 60/61) filed on December 23, 2016 [(Accession No. 0001379491-16-008115) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Templeton Foreign Fund, a series of Registrant (Fund).  The prospectuses and SAIs of the Funds, as filed in PEA 60/61, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

104 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED JANUARY 1, 2017

OF

TEMPLETON FOREIGN FUND

(a series of Templeton Funds)

The prospectus is amended as follows:

I.          The Templeton Foreign Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
TEMFX	Pending	TEFTX	TEFRX	FTFGX	TFFAX

III.        The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 33 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.28%	0.28%	0.28%	0.28%	0.03%	0.28%
Total annual Fund operating expenses	1.22%	1.22%	1.97%	1.47%	0.72%	0.97%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$692	$940	$1,207	$1,967
Class T	$371	$628	$904	$1,690
Class C	$300	$618	$1,062	$2,296
Class R	$150	$465	$803	$1,757
Class R6	$74	$230	$401	$894
Advisor Class	$99	$309	$536	$1,190
If you do not sell your shares:
Class C	$200	$618	$1,062	$2,296

IV.        In the Fund Summary, the “Performance” section beginning on page 7 of the prospectus is replaced with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of March 31, 2017, the Fund's year-to-date return was 7.58%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Foreign Fund - Class A
Return Before Taxes	5.20%	5.63%	1.66%
Return After Taxes on Distributions	4.82%	4.98%	0.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.40%	4.56%	1.63%
Templeton Foreign Fund - Class T	8.90%	6.35%	2.00%
Templeton Foreign Fund - Class C	9.88%	6.07%	1.49%
Templeton Foreign Fund - Class R	11.42%	6.61%	2.00%
Templeton Foreign Fund - Class R6	12.09%	3.49%[1]	—
Templeton Foreign Fund - Advisor Class	11.99%	7.13%	2.51%
MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes)[2]	5.01%	5.48%	1.42%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	1.51%	7.02%	1.22%

1. Since inception May 1, 2013.

2. As of June 30, 2016, the MSCI All Country World ex-US Index replaced the MSCI EAFE Index as the Fund’s benchmark. The investment manager believes the composition of the MSCI All Country World ex-US Index more accurately reflects the Fund’s holdings.

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares. Class T shares performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.         In the Fund Summary section, the paragraph under “Purchase and Sale of Fund Shares” on page 10 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus beginning on page 28:

Class A
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$6.87
Income from investment operations[a]:
Net investment income[b]	0.02
Net realized and unrealized gains (losses)	0.51
Total from investment operations	0.53
Less distributions from:
Net investment income	(0.13)
Net realized gains	--
Total distributions	(0.13)
Net asset value, end of period	$7.27
Total return[e]	7.82%
Ratios to average net assets[f]
Expenses	1.22%[g,h]
Net investment income	0.57%
Supplemental data
Net assets, end of period (000’s)	$3,514,293
Portfolio turnover rate	15.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

h Benefit of expense reduction and reimbursement rounds to less than 0.01%.

Class C
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$6.69
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)
Net realized and unrealized gains (losses)	0.51
Total from investment operations	0.50
Less distributions from:
Net investment income	(0.08)
Net realized gains	--
Total distributions	(0.08)
Net asset value, end of period	$7.11
Total return[e]	7.51%
Ratios to average net assets[f]
Expenses	1.97%[g,h]
Net investment income (loss)	(0.18)%
Supplemental data
Net assets, end of period (000’s)	$374,603
Portfolio turnover rate	15.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.82)%.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

h Benefit of expense reduction and reimbursement rounds to less than 0.01%.

Class R
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$6.73
Income from investment operations[a]:
Net investment income[b]	0.01
Net realized and unrealized gains (losses)	0.50
Total from investment operations	0.51
Less distributions from:
Net investment income	(0.11)
Net realized gains	--
Total distributions	(0.11)
Net asset value, end of period	$7.13
Total return[e]	7.72%
Ratios to average net assets[f]
Expenses	1.47%[g,h]
Net investment income	0.32%
Supplemental data
Net assets, end of period (000’s)	$150,152
Portfolio turnover rate	15.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.32%.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

h Benefit of expense reduction and reimbursement rounds to less than 0.01%.

Class R6
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$6.78
Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	0.51
Total from investment operations	0.55
Less distributions from:
Net investment income	(0.17)
Net realized gains	--
Total distributions	(0.17)
Net asset value, end of period	$7.16
Total return[e]	8.21%
Ratios to average net assets[f]
Expenses	0.72%[h]
Net investment income	1.07%
Supplemental data
Net assets, end of period (000’s)	$886,542
Portfolio turnover rate	15.84%

a  For the period May 1, 2013 (effective date) to August 31, 2013.

b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.01%.

e Amount rounds to less than $0.01 per share.

f Total return is not annualized for periods less than one year.

g Ratios are annualized for periods less than one year.

h Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Advisor Class
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$6.78
Income from investment operations[a]:
Net investment income[b]	0.03
Net realized and unrealized gains (losses)	0.50
Total from investment operations	0.53
Less distributions from:
Net investment income	(0.15)
Net realized gains	--
Total distributions	(0.15)
Net asset value, end of period	$7.27
Total return[e]	7.82%
Ratios to average net assets[f]
Expenses	0.97%[g,h]
Net investment income	0.82%
Supplemental data
Net assets, end of period (000’s)	$1,313,899
Portfolio turnover rate	15.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

h Benefit of expense reduction and reimbursement rounds to less than 0.01%.

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 33 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

VIII.      The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 34 is replaced with “Choosing a Share Class - Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 33:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 39 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 43 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 51 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.      The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 55 is replaced with “Class A, T & C.”

XIV.      The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 61 is replaced with “Class A, T, C & R” and the table on page 62 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

TL SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2017

OF

TEMPLETON FOREIGN FUND

(a series of Templeton Funds)

The statement of additional information (SAI) is amended as follows:

I.          The Templeton Foreign Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
TEMFX	Pending	TEFTX	TEFRX	FTFGX	TFFAX

III.        The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended August 31, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended February 28, 2017, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 57:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•        Templeton Foreign Fund - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 57 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Templeton Foreign Fund
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	16.99
Charles Schwab & Co* 211 Main St. San Francisco, CA 94105-1905	A	8.27
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Dr., E. Floor 2 Jacksonville, FL 32246-6484	A	7.48
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	A	7.12
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Floor 3 Jersey City, NJ 07311-1114	C	13.62
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	13.21
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	C	10.08
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.26
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	C	7.00
Raymond James* 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	C	6.77
UBS WM USA* 1000 Harbor Blvd. Weehawken, NJ 07086-6761	C	5.74
Hartford Life Insurance Co* Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	R	26.90
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	10.64
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Dr., E. 2nd Fl. Jacksonville, FL 32246-6484	R	8.77
State Street Bank and Trust* as Trustee and/or Custodian 1 Lincoln St. Boston, MA 02111-2901	R	7.05
Massachusetts Mutual Life Ins Co* 1295 State St. Springfield, MA 01111-0001	R	5.43
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	24.22
On Moderate Growth Model Portfolio One Financial Way Cincinnati, OH 45242	R6	17.82
On Balanced Model Portfolio One Financial Way Cincinnati, OH 45242	R6	7.57
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	7.42
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	6.10
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	11.55
Ohio Public Employees Deferred Compensation Program 257 E Town St., Ste. 400 Columbus, OH 43215-4623	Advisor	10.62
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	8.59
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	Advisor	7.94
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Dr. E. Jacksonville, FL 32246-6486	Advisor	6.53
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.49
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	5.13

1

*      For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 58 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

2

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 59 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 2.50% for Class T shares. There is no initial sales charge for Class C, Class R and Advisor Class.

VIII.      “The Underwriter – Distribution and service (12b-1) fees – Class A, C and R” section heading on page 64 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 64 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 65:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The second paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 65 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 66 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.      The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 66 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 67 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 67 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

TEMPLETON FUNDS
File Nos. 002-60067 and 811-02781

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Agreement and Declaration of Trust dated October 18, 2006 of Templeton Funds Trust, a Delaware statutory trust[8]

	(ii)	Certificate of Trust of Templeton Funds Trust, a Delaware statutory trust dated, October 18, 2006[6]

	(iii)	Certificate of Amendment of Agreement and Declaration of Trust dated December 5, 2006[6]

	(iv)	Certificate of Amendment of Certificate of Trust dated December 5, 2006[8]

	(v)	Certificate of Amendment of Certificate of Trust dated October 21, 2008[7]

(b)	By-laws

	(i)	By-Laws of Templeton Funds Trust, a Delaware statutory trust dated October 18, 2006[6]

	(ii)	Certificate of Amendment of By-Laws dated December 5, 2006[6]

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration of Trust

		(a)	Article III, Shares
		(b)	Article V, Shareholders’ Voting Powers and Meetings
		(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
		(d)	Article VIII, Certain Transactions – Section 4
		(e)	Article X, Miscellaneous – Section 4

	(ii)	Amended and Restated By-Laws

		(a)	Article II, Meetings of Shareholders
		(b)	Article VI, Records and Reports – Section 1, 2 and 3
		(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
		(d)	Article VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)		Investment Advisory Contracts

	(i)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated July 1, 2014[12]

	(ii)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated July 1, 2014[12]

(e)		Underwriting Contracts

	(i)	Distribution Agreement between the Registrant on behalf of each series and Franklin/Templeton Distributors, Inc. dated January 1, 2011[10]
	(ii)	Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[9]

(f)		Bonus or Profit Sharing Contracts

Not applicable

(g)		Custodian Agreements

	(i)	Restated Custody Agreement between Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank dated February 11, 1986[2]
	(ii)	Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank dated February 11, 1986[2]
	(iii)	Amendment dated March 3, 1998 to the Custody Agreement[3]
	(iv)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[3]
	(v)	Amendment No. 3 dated May 1, 2001, to the Custody Agreement[4]
	(vi)	Assignment of Custody Agreement between Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008[6]
	(vii)	Assignment of Custody Agreement between Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008[6]

(h)		Other Material Contracts

	(i)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991[2]
	(ii)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994[5]
	(iii)	Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999[5]
	(iv)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003[5]
	(v)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services, LLC dated June 1, 2014[12]
	(vi)	Subcontract for Fund Administrative Services between the Templeton Global Advisors Limited and Franklin Templeton Services, LLC dated July 1, 2014[12]

(i)		Legal Opinion

	(i)	Opinion and consent of counsel, Securities Act of 1933, with respect to TF-DE and each of its series[6]

(j)		Other Opinion

Not Applicable

(k)		Omitted Financial Statements

Not Applicable

(l)		Initial Capital Agreements

	(i)	Letter of Understanding dated April 28, 1995[1]

(m)		Rule 12b-1 Plan

	(i)	Amended and Restated Distribution Plan – Class A Templeton World Fund dated February 24, 2009[8]
	(ii)	Amended and Restated Distribution Plan – Class C Templeton World Fund dated July 15, 2009[8]
	(iii)	Amended and Restated Distribution Plan – Class A Templeton Foreign Fund dated February 24, 2009[8]
	(iv)	Amended and Restated Distribution Plan – Class C Templeton Foreign Fund dated July 15, 2009[8]
	(v)	Amended and Restated Distribution Plan – Class R Templeton Foreign Fund dated July 15, 2009[8]
	(vi)	Form of Class T Distribution Plan-Templeton Funds on behalf of Templeton Foreign Fund

(n)		Rule 18f-3 Plan

	(i)	Amended and Restated Multi-Class Plan, Templeton Funds on behalf of Templeton World Fund dated December 6, 2012, effective May 1, 2013[11]

	(ii)	Form of Amended Multi-Class Plan, Templeton Funds on behalf of Templeton Foreign Fund

(p)		Code of Ethics

	(i)	Code of Ethics dated May 1, 2013[12]

(q)		Power of Attorney

	(i)	Power of Attorney dated December 1, 2016[13]

1.	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on April 28, 1995
2.	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on December 29, 1995
3.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on October 29, 1998
4.	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on December 27, 2002
5.	Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on December 30, 2003
6.	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on January 31, 2008
7.	Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on December 24, 2008
8.	Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on December 28, 2009
9.	Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on October 28, 2010
10.	Previously filed with Post-Effective Amendment No. 48 to the Registration Statement on December 28, 2011
11.	Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on April 29, 2013
12.	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on December 24, 2015
13.	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on December 23, 2016

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The officers and directors of Templeton Global Advisors Limited (TGAL), the Registrant's investment manager also serve as officers and/or directors/trustees for (1) TGAL's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a)	Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:
Franklin Alternative Strategies Funds
Franklin California Tax Free Income Fund
Franklin California Tax Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889)

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E 2nd Street, Fort Lauderdale, Florida 33301. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of May, 2017.

TEMPLETON FUNDS

   (Registrant)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	May 26, 2017

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	May 26, 2017

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	May 26, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	May 26, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	May 26, 2017

Mary C. Choksi*______________
Mary C. Choksi	Trustee	May 26, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	May 26, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	May 26, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	May 26, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	May 26, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	May 26, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	May 26, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	May 26, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	May 26, 2017

*By /s/LORI A. WEBER

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON FUNDS

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NUMBER

DESCRIPTION

EX-99.(m)(vii)	Form of Class T Distribution Plan- Templeton Funds on behalf of Templeton Foreign Fund

EX-99.(n)(ii)	Form of Amended Multi-Class Plan, Templeton Funds on behalf of Templeton Foreign Fund